RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of rights-of-use assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	₽ 149,007
Depreciation, right-of-use assets	19,568
Additions to right-of-use assets	22,572
Interest expense accrued on lease liabilities	13,917	₽ 954	₽ 855
Expenses recognized in respect of variable lease payments not included in lease liabilities	209
Expenses recognized in respect of variable lease payments not included in short-term liabilities	173
Sites for placement of network and base station equipment
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	92,500
Depreciation, right-of-use assets	7,784
Land and buildings
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	53,792
Depreciation, right-of-use assets	10,955
Vehicles and other
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	1,210
Depreciation, right-of-use assets	135
Exclusive rights for trademarks
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets	1,505
Depreciation, right-of-use assets	₽ 694